SHARE OPTIONS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Share $ / shares shares	Dec. 31, 2023 USD ($) Share $ / shares shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share
Outstanding
Number of options	2,000,000
Weighted average contractual life remaining (years)	4 years 11 months 23 days	5 years 10 days
Class A Ordinary shares [Member]
Outstanding
Number of options	40,506,672	46,914,672	44,814,672	18,727,990
Exercisable
Number of options | shares	17,275,422	19,764,672
Weighted average exercise price | $ / shares		$ 0.19	$ 0.19
Class A Ordinary shares [Member] | US$0.12-US$0.99 [Member]
Outstanding
Number of options	40,356,672	42,266,672
Weighted average exercise price | $	$ 0.25	$ 0.28
Weighted average contractual life remaining (years)	5 years	5 years 6 months
Exercisable
Number of options | shares	17,125,422	15,116,672
Weighted average exercise price | $ / shares	$ 0.4	$ 0.47
Weighted average contractual life remaining (years)	4 years 9 months 10 days	4 years 1 month 28 days
Class A Ordinary shares [Member] | US$1.00-US$1.29 [Member]
Outstanding
Number of options	150,000
Weighted average exercise price | $	$ 1.14
Weighted average contractual life remaining (years)	2 years 4 months 17 days
Exercisable
Number of options | shares	150,000
Weighted average exercise price | $ / shares	$ 3.76
Weighted average contractual life remaining (years)	2 years 4 months 9 days
Class A Ordinary shares [Member] | US$1.00-US$1.74 [Member]
Outstanding
Number of options		4,648,000
Weighted average exercise price | $		$ 1.33
Weighted average contractual life remaining (years)		9 months 14 days
Exercisable
Number of options | shares		4,648,000
Weighted average exercise price | $ / shares		$ 1.33
Weighted average contractual life remaining (years)		9 months 14 days
American depositary share [Member]
Outstanding
Number of options	2,025,334	2,345,734	2,240,734	936,400
Exercisable
Number of options | shares	863,771	988,234
Weighted average exercise price | $ / shares		$ 3.8	$ 3.8
American depositary share [Member] | US$2.40-US$19.80 [Member]
Outstanding
Number of options	2,017,834	2,113,334
Weighted average exercise price | $	$ 5	$ 5.64
Weighted average contractual life remaining (years)	5 years	5 years 6 months
Exercisable
Number of options | shares	856,271	755,834
Weighted average exercise price | $ / shares	$ 8	$ 9.32
Weighted average contractual life remaining (years)	4 years 9 months 10 days	4 years 1 month 28 days
American depositary share [Member] | US$20.00-US$25.80 [Member]
Outstanding
Number of options	7,500
Weighted average exercise price | $	$ 22.8
Weighted average contractual life remaining (years)	2 years 4 months 17 days
Exercisable
Number of options | shares	7,500
Weighted average exercise price | $ / shares	$ 22.8
Weighted average contractual life remaining (years)	3 years 4 months 17 days
American depositary share [Member] | US$20.00-US$34.80 [Member]
Outstanding
Number of options		232,400
Weighted average exercise price | $		$ 26.54
Weighted average contractual life remaining (years)		9 months 14 days
Exercisable
Number of options | shares		232,400
Weighted average exercise price | $ / shares		$ 26.54
Weighted average contractual life remaining (years)		9 months 14 days